OTHER GAINS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER GAINS, NET
Gain on disposal of subsidiaries		¥ 261,187	¥ 3,517	¥ 325,022
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income		97,775	109,914	79,408
Realized (losses)/gains on futures, forward and option contracts, net		60,671	40,492	(23,951)
Unrealized (losses)/gains on futures, forward and option contracts, net		(9,851)	100,967	(131,073)
Gain on disposal of property, plant and equipment and land use rights, net		259,684	272,098	76,739
Gain on previously held equity interests remeasured at acquisition-date fair value			748,086	117,640
Gain on share of associates' net assets		295,288
(Loss)/gain on disposal of investment in a joint venture/an associate		159,514	(1,904)
Gain on disposal of business		262,677
Others		(139,676)	(351,266)	(124,383)
Other gains, net	$ 179,159	¥ 1,247,269	¥ 921,904	¥ 319,402